Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000253926
Shareholder Report [Line Items]
Fund Name	ABS Insights Emerging Markets Fund
Class Name	Super Institutional Class
Trading Symbol	IEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of January 6, 2025 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.
Additional Information Phone Number	(800) 813-1421
Additional Information Website	https://funddocs.filepoint.com/absinv/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 100,084,215
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 134,891
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$100,084,215
Number of Portfolio Holdings	148
Advisory Fee (net of waivers)	$134,891
Portfolio Turnover	57%

Holdings [Text Block]

* Expenses for the full reporting period would be higher.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.2%
Exchange-Traded Funds	18.2%
Money Market Funds	2.3%
Preferred Stocks	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.4%
Materials	3.1%
Real Estate	3.4%
Utilities	3.6%
Energy	3.7%
Health Care	3.8%
Communications	4.8%
Consumer Staples	5.6%
Industrials	7.6%
Consumer Discretionary	10.7%
Financials	14.1%
Equity	18.3%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI India ETF	18.3%
Taiwan Semiconductor Manufacturing Company Ltd.	7.9%
Tencent Holdings Ltd.	3.4%
Northern Institutional Treasury Portfolio	2.4%
Alibaba Group Holding Ltd.	2.2%
China Merchants Bank Company Ltd., H Shares	1.5%
Greentown China Holdings Ltd.	1.5%
Samsung Electronics Company Ltd.	1.5%
Bank of Ningbo Company Ltd.	1.1%
Saudi National Bank (The)	1.0%